Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.88	$ 0.76